INVENTORY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
Frozen tubes to be attached to the nebulizer product	$ 40,499	$ 0
Unassembled nebulizers	4,733	0
Fluids to be inserted in the frozen tubes	11,470	0
Total product components raw materials	56,702	0
Refrigerated boxes	3,310	0
Delivery boxes	7,132	0
Total Inventory	67,144		$ 182,501
Total Inventory	67,144	$ 0
Nebulizers and components [Member]
Total Inventory	66,708		66,708
Oral liquid and health products [Member]
Total Inventory	0		99,964
Other [Member]
Total Inventory	$ 10,442		$ 15,829